Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 24,328	$ 21,666	$ 15,016
Less accumulated depreciation	(10,393)	(9,648)	(7,251)
Total property and equipment	13,935	12,018	7,482
Adjustment
Property Plant And Equipment [Line Items]
Total property and equipment			7,765
Machinery
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	6,187	5,243	3,693
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	13,048	11,276	8,607
Office Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	255	220	216
Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	10	10	8
Construction-In-Progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,369	2,069	179
Computer Software, Hardware and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 3,459	$ 2,848	$ 2,313